CONCENTRATIONS OF RISKS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISK

	Revenue
	March 31, 2026		March 31, 2025
	USD	%	USD	%

Customer A	$-	$-%	125,120	$97%
Customer B	$460,000	99%	-	-%

Accounts Receivable Concentration

Accounts receivable concentrations from customers representing more than 10% of total accounts receivable were as follows:

	Account Receivable
	March 31, 2026	June 30, 2025

Customer A	$-	$187,314
Customer B	$460,000	$-

Major Vendors

The Company relies on a limited number of vendors for certain materials and services used in its operations.

For the nine months ended March 31, 2026 and 2025, the Company had one vendor in each period, whose purchases accounted for more than 10% of total direct costs included in cost of revenue.

	Direct Costs
	March 31, 2026		March 31, 2025
	USD	%	USD	%

Vendor A	$-	$-%	$8,800	18%
Vendor B	296,000	99%	-	-%

Accounts Payable Concentration

Accounts payable concentrations from vendors representing more than 10% of total accounts payable were as follows:

	Account Payable
	March 31, 2026	June 30, 2025

Vendor A	$4,400	$8,800

For the years ended June 30, 2025 and 2024, the Company had one and two customers, respectively, whose revenue accounted for more than 10% of total revenue.

	Revenue
	June 30, 2025		June 30, 2024
	USD	%	USD	%

Customer A	$125,120	$94%	62,560	$64.8%
Customer B*	-	-	25,441	26.3%

Accounts Receivable Concentration

Accounts receivable concentrations from customers representing more than 10% of total accounts receivable were as follows:

	Account Receivable
	As of June 30,
	2025	2024

Customer A	$187,314	$62,560
Customer B*	$-	$25,441

*	impaired and represents a related party.

REVENUE FROM EXTERNAL CUSTOMERS BY GEOGRAPHIC AREAS

The revenues below are based on the countries in which the customer is located. Summarized financial information concerning the geographic segments is shown in the following tables:

	Three Months ended March 31,		Nine months ended March 31,
	2026	2025	2026	2025

Malaysia	$5	$697	$292	$3,570
United States of America	460,000	-	466,661	125,120
	$460,005	$697	$466,953	$128,690

The revenues below are based on the countries in which the Company’s customers are located. Summarized financial information concerning the geographic locations are shown in the following table:

	Years ended June 30,
	2025	2024

Malaysia	$4,782	$34,024
United States of America	128,420	62,560
	$133,202	$96,584